UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/15

Item 1. Schedule of Investments.

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2015 (unaudited)

Franklin California High Yield Municipal Fund	Units	Value
Common Stocks and Other Equity Interests (Cost $611,327) 0.0%†
Consumer Discretionary 0.0%†
[a,b]1155 Island Avenue LLC, LP	7,830,849	$611,323

	Principal Amount
Corporate Bonds (Cost $3,523,882) 0.2%
Consumer Discretionary 0.2%
[a,c]1155 Island Avenue LLC, PIK, 10.00%, 12/11/24	$3,523,882	3,526,384

Municipal Bonds 92.2%
California 88.3%
ABAG Finance Authority for Nonprofit Corps. Revenue, Episcopal Senior Communities, Refunding, 6.125%, 7/01/41	7,500,000	8,503,950
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,356,398
Artesia Redevelopment Project Area, 5.70%, 6/01/42	2,970,000	2,971,218
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,245,000	3,575,406
Azusa Special Tax,
CFD No. 2005-1, Improvement Area No. 1, 5.00%, 9/01/27	2,000,000	2,021,900
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	1,665,000	1,677,554
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006,
AGMC Insured, zero cpn., 8/01/31	5,735,000	2,380,771
Refunding, BAM Insured, zero cpn., 8/01/42	10,000,000	2,160,600
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4, 5.25%, 4/01/53	15,000,000	16,723,050
Beaumont Financing Authority Local Agency Revenue,
Improvement Area No. 17B, Series A, 6.125%, 9/01/31	720,000	792,778
Improvement Area No. 17B, Series A, 6.375%, 9/01/42	5,000,000	5,463,100
Series B, Pre-Refunded, 5.40%, 9/01/35	1,390,000	1,417,800
Series B, Pre-Refunded, 5.35%, 9/01/38	935,000	953,700
Series C, 5.45%, 9/01/27	6,435,000	6,436,094
Series C, 5.50%, 9/01/29	855,000	864,396
Series C, 5.50%, 9/01/35	3,995,000	4,010,620
Series C, 5.50%, 9/01/35	1,035,000	1,046,168
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41	1,925,000	2,291,886
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35	5,000,000	5,501,250
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los Angeles County
Securitization Corp., 5.70%, 6/01/46	3,000,000	2,689,380
[d]California School Finance Authority School Facility Revenue, Kipp Louisiana Projects, 5.00%,
7/01/35	1,200,000	1,274,352
7/01/45	1,675,000	1,758,214
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/40	5,000,000	5,528,550
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/26	250,000	266,055
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/30	615,000	654,495
University of San Francisco, 6.125%, 10/01/36	2,000,000	2,406,400
University of the Pacific, Refunding, 5.00%, 11/01/36	3,000,000	3,346,530
California State GO, Various Purpose,
6.00%, 11/01/39	13,000,000	15,466,880
FGIC Insured, 6.00%, 8/01/19	30,000	30,727
Refunding, 5.00%, 3/01/45	5,000,000	5,627,250
California State Health Facilities Financing Authority Revenue,
El Camino Hospital, Refunding, Series A, 5.00%, 2/01/40	7,000,000	7,740,880
Lucile Salter Packard Children's Hospital at Stanford, Series A, 5.00%, 8/15/43	7,160,000	7,961,562
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/33	4,000,000	4,681,080
California State Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group,
5.25%, 2/01/24	5,000,000	5,578,700
5.375%, 2/01/29	7,000,000	7,826,700
5.50%, 2/01/39	10,600,000	11,798,648
5.25%, 2/01/46	15,965,000	16,639,841
California State Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30	1,000,000	1,099,830

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39	1,200,000	1,307,184
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49	3,500,000	3,774,435
Windsor Mobile Country Club, Refunding, Series A, 5.625%, 11/15/33	1,000,000	1,043,590
Windsor Mobile Country Club, Refunding, Series A, 6.00%, 11/15/48	4,000,000	4,252,200
California State Municipal Finance Authority Revenue,
Baptist University, Series A, 5.375%, 11/01/40	5,000,000	4,989,350
Baptist University, Series A, 5.50%, 11/01/45	10,000,000	10,022,300
Biola University, Refunding, Series A, 5.625%, 10/01/23	6,000,000	6,556,380
Biola University, Refunding, Series A, 5.80%, 10/01/28	7,500,000	8,220,375
Biola University, Refunding, Series A, 5.875%, 10/01/34	6,000,000	6,510,180
Community Medical Centers, Series A, 5.00%, 2/01/40	5,000,000	5,348,250
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	6,477,050
Harbor Regional Center Project, Refunding, 5.00%, 11/01/32	3,020,000	3,347,157
Harbor Regional Center Project, Refunding, 5.00%, 11/01/39	6,525,000	7,156,489
Inland Regional Center Project, Refunding, 5.00%, 6/15/37	9,965,000	10,848,895
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	10,668,690
NorthBay Healthcare Group, 5.00%, 11/01/35	1,100,000	1,173,183
NorthBay Healthcare Group, 5.00%, 11/01/44	1,050,000	1,105,115
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,345,105
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	7,511,840
Southwest Community Health Center, California Mortgage Insured, 6.125%, 2/01/40	4,000,000	4,490,080
California State Municipal Finance Authority Student Housing Revenue, Bowles Hall Foundation, Series A, 5.00%,
6/01/35	600,000	647,490
6/01/50	3,250,000	3,458,617
California State Public Works Board Lease Revenue,
California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,616,256
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	4,102,742
California State Statewide CDA Senior Living Health Facility Revenue, Series A, 5.00%, 8/01/44	2,450,000	2,710,754
California State University Revenue, Refunding, Series A, 5.00%, 11/01/47	14,980,000	16,955,263
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 5.00%, 5/15/32	750,000	806,018
Aldersly, Refunding, Series A, 5.00%, 5/15/40	1,010,000	1,064,712
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,527,500
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,521,593
California Baptist University, Refunding, 7.25%, 11/01/31	1,250,000	1,443,975
California Baptist University, Refunding, 7.50%, 11/01/41	2,750,000	3,189,395
California Baptist University, Refunding, Series A, 5.40%, 11/01/27	7,440,000	7,869,437
California Baptist University, Refunding, Series A, 5.50%, 11/01/38	4,500,000	4,532,850
California Baptist University, Series A, 5.125%, 11/01/23	715,000	750,650
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,695,850
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,291,545
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,484,150
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.75%, 5/15/32	10,000,000	10,758,800
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	8,579,440
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,644,930
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, Pre-Refunded, 5.20%, 10/01/37	3,500,000	3,952,375
Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	4,903,188
Kaiser Permanente, Series B, 5.25%, 3/01/45	37,325,000	37,985,652
Lancer Educational Student Housing Project, 5.625%, 6/01/33	3,000,000	3,056,910
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	17,300,000	18,005,494
Loma Linda University Medical Center, Refunding, Series A, 5.50%, 12/01/54	20,000,000	21,049,000
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	8,980,000	10,584,277
Monterey Institute International, 5.50%, 7/01/31	8,270,000	9,347,994
Statewide Community Infrastructure Program, Refunding, Series R1, 5.00%, 9/02/40	2,745,000	2,803,496
California Statewide CDA Special Tax Revenue, CFD No. 2007-1, Orinda, 6.00%, 9/01/29	4,955,000	5,103,650
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,284,607
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,130,315
Centinela Valley UHSD, GO, County of Los Angeles,
Capital Appreciation, Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/45	42,000,000	7,756,980
Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,683,214
Ceres USD, GO, Capital Appreciation, Election of 2008, Series A, zero cpn.,
8/01/39	6,450,000	1,448,993
8/01/40	6,730,000	1,403,878
Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	1,549,139

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)
Chula Vista CFD Special Tax,
No. 12-I, McMillin Otay Ranch Village Seven, 5.25%, 9/01/30	1,435,000	1,435,000
No. 12-I, McMillin Otay Ranch Village Seven, 5.25%, 9/01/36	2,500,000	2,500,000
No. 2001-1, Improvement Area, San Miguel Ranch, Series B, 5.45%, 9/01/36	2,170,000	2,170,000
City of Fullerton Special Assessment, Community Facilities District No. 2, Amerige Heights,
4.00%, 9/01/24	110,000	114,586
5.00%, 9/01/34	1,075,000	1,126,933
5.00%, 9/01/44	2,450,000	2,543,149
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn.,
8/01/27	7,500,000	5,138,550
8/01/28	3,000,000	1,951,110
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series D, zero cpn.,
8/01/42	8,500,000	2,359,260
8/01/43	3,000,000	791,790
Coalinga PFAR, Water and Wastewater Refinancing Projects, Refunding, 5.00%,
4/01/35	1,000,000	1,053,170
4/01/48	6,350,000	6,547,040
Compton Community College District GO, Election of 2002, Series B,
6.625%, 8/01/27	3,085,000	3,667,818
6.75%, 8/01/34	4,000,000	4,721,200
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,
5.70%, 8/01/30	2,255,000	2,298,319
6.00%, 8/01/42	3,460,000	3,521,484
Compton USD, GO, Election of 2002, Series C, AMBAC Insured,
5.00%, 6/01/31	3,270,000	3,366,236
Pre-Refunded, 5.00%, 6/01/31	1,730,000	1,790,671
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,837,501
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	770,000	764,487
[a]Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement, 6.50%, 9/02/33	4,825,000	4,169,331
CSD San Bernardino County GO,
Election of 2008, Series C, 5.00%, 8/01/44	3,615,000	3,995,515
Election of 2014, Series A, 5.00%, 8/01/44	7,375,000	8,151,292
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project, Redevelopment Projects,
Series B, 7.75%, 10/01/27	3,795,000	4,746,482
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition
Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,885,000	5,215,470
Dana Point CFD Special Tax No. 2006-1, 5.00%,
9/01/38	1,000,000	1,060,120
9/01/45	2,500,000	2,639,825
Del Mar Race Track Authority Revenue, Refunding, 5.00%, 10/01/35	2,000,000	2,146,240
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,454,674
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28	30,795,000	16,726,304
El Dorado County Special Tax,
CFD No. 2001-1, 5.35%, 9/01/35	1,900,000	1,900,000
CFD No. 2005-1, 5.00%, 9/01/21	1,000,000	1,007,710
CFD No. 2005-1, 5.15%, 9/01/25	2,075,000	2,093,800
CFD No. 2005-1, 5.25%, 9/01/35	6,705,000	6,725,651
El Rancho USD, GO, Capital Appreciation, Election of 2003, NATL Insured, zero cpn., 8/01/29	2,400,000	1,351,680
Etiwanda School District Community Facilities District No. 9 Special Tax, Refunding, 5.00%, 9/01/35	4,260,000	4,732,391
Fairfield Special Tax, CFD No. 3, North Cordelia General Improvements, 6.00%,
9/01/32	1,200,000	1,309,560
9/01/37	5,810,000	6,336,967
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	75,000,000	20,343,750
Capital Appreciation, senior lien, Refunding, Series A, zero cpn., 1/15/33	19,000,000	8,322,760
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	46,770,000
Fremont CFD No. 1 Special Tax, Pacific Commons, Refunding, 5.00%,
9/01/40	4,655,000	4,867,408
9/01/45	3,255,000	3,395,486
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	24,500,000	20,775,265
Asset-Backed, Series A, 5.00%, 6/01/45	36,975,000	40,526,449
Capital Appreciation, Asset-Backed, second subordinate, Refunding, Series C, zero cpn., 6/01/47	50,000,000	1,872,500
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,264,950

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)
Hanford Joint UHSD, GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn.,
8/01/32	3,635,000	1,690,130
8/01/33	3,705,000	1,626,384
8/01/35	4,120,000	1,624,228
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series
D, zero cpn.,
8/01/44	30,000,000	4,238,100
8/01/49	10,000,000	1,943,100
Hemet USD Financing Authority Special Tax Revenue, 5.00%, 9/01/39	1,100,000	1,158,630
Imperial Community College District GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, 6.75%, 8/01/40	3,500,000	4,264,995
[a]Imperial County Special Tax, CFD No. 98-1,
6.45%, 9/01/17	755,000	759,356
6.50%, 9/01/31	5,705,000	5,728,562
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/45	2,465,000	2,678,395
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/50	2,000,000	2,154,940
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,187,605
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	5,171,088
San Juan Mobile Estates, Refunding, 5.00%, 8/15/45	5,000,000	5,389,950
San Juan Mobile Estates, Refunding, 5.00%, 8/15/50	4,900,000	5,240,697
Indio CFD Special Tax Revenue, No. 2004-3, Terra Lago, Improvement Area No. 1,
5.10%, 9/01/30	1,275,000	1,302,974
5.15%, 9/01/35	3,000,000	3,065,820
Refunding, 5.00%, 9/01/35	1,250,000	1,327,788
Inland Valley Development Agency Successor Agency Tax Allocation, Refunding, Series A,
5.25%, 9/01/37	7,500,000	8,392,950
5.00%, 9/01/44	9,000,000	9,662,850
Irvine Special Tax Revenue, CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%,
9/01/39	1,000,000	1,073,360
9/01/44	1,500,000	1,600,695
9/01/49	2,750,000	2,928,228
Irvine USD Special Tax, CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	2,995,689
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/42	2,220,000	2,415,005
Refunding, Series A, 5.00%, 9/01/43	4,000,000	4,289,360
sub. lien, Series B, 5.00%, 9/01/40	4,000,000	4,189,080
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,495,852
La Verne Mobile Home Revenue, Copacbana Mobile HomePark, Refunding, 5.00%, 6/15/49	1,765,000	1,914,954
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	4,980,000	5,322,126
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,331,886
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,204,640
Lake Elsinore Special Tax, CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, Pre-Refunded,
5.10%, 9/01/22	750,000	765,000
5.15%, 9/01/25	635,000	647,700
5.25%, 9/01/30	1,195,000	1,218,900
5.25%, 9/01/35	1,225,000	1,249,500
Lake Tahoe USD, GO, Election of 2008, zero cpn. to 7/31/25, 5.30% thereafter, 8/01/40	1,140,000	759,434
Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6, School Districts, Refunding,
5.40%, 2/01/29	475,000	475,518
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas,
6.875%, 8/01/34	2,000,000	2,300,680
6.875%, 8/01/39	830,000	954,782
Pre-Refunded, 6.875%, 8/01/39	1,170,000	1,422,931
Las Virgenes USD, GO, Election of 2006, Series C, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	8,050,000	5,986,382
Lathrop Financing Authority Revenue, Mossdale Village, Refunding, Series A,
6.00%, 9/02/28	1,045,000	1,199,942
6.00%, 9/02/29	1,110,000	1,263,924
6.00%, 9/02/30	1,125,000	1,275,233
5.50%, 9/02/35	3,825,000	4,045,320
Lee Lake PFAR, Special Tax, junior lien, Refunding, Series B,
5.25%, 9/01/32	1,475,000	1,564,857
5.375%, 9/01/35	1,095,000	1,159,485
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area, Refunding, AGMC
Insured, 4.00%, 8/01/34	1,000,000	1,023,600

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn. to 8/01/28,
6.10% thereafter, 8/01/45	6,500,000	4,035,655
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,164,950
Long Beach Marina Revenue, Alamitos Bay Marina Project, 5.00%,
5/15/34	1,300,000	1,419,990
5/15/40	3,500,000	3,758,510
5/15/45	2,500,000	2,668,125
Los Alamitos USD, COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter,
8/01/34	1,500,000	1,116,675
8/01/42	4,500,000	3,260,250
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program, Series C, 5.00%,
6/01/30	2,200,000	2,454,980
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Subordinate, Refunding, Series C, 5.00%,
5/15/34	2,135,000	2,439,793
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	42,385,029
Mendocino-Lake Community College District GO, Capital Appreciation, Election of 2006, Series B, AGMC Insured,
zero cpn. to 8/01/21, 6.55% thereafter, 8/01/36	5,150,000	4,846,150
zero cpn. to 8/01/26, 6.85% thereafter, 8/01/40	7,500,000	5,530,800
Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36	2,400,000	2,060,352
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, Pre-Refunded, 6.50%, 9/01/39	6,250,000	7,538,187
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, Pre-Refunded, zero cpn., 8/01/41	10,000,000	2,238,700
Murrieta CFD No. 2000-2 Special Tax, The Oaks,
Improvement Area A, 5.90%, 9/01/27	1,960,000	1,963,273
Improvement Area A, 6.00%, 9/01/34	3,490,000	3,494,921
Improvement Area B, 6.00%, 9/01/27	1,275,000	1,275,778
Improvement Area B, 6.00%, 9/01/34	3,485,000	3,486,324
Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34	670,000	670,730
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,293,160
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	6,433,944
Oakdale PFAR, Refunding, 5.00%, 9/01/35	1,270,000	1,360,805
Oakland USD Alameda County GO, Election of 2012, 6.625%, 8/01/38	5,000,000	5,906,600
Oakley PFAR, Contra Costa County, Refunding,
5.30%, 9/02/34	995,000	1,071,854
BAM Insured, 5.00%, 9/02/36	1,500,000	1,649,280
Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1, 5.10%, 9/02/33	1,745,000	1,748,647
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,595,890
Oro Grande Elementary School District COP,
5.875%, 9/15/37	14,000,000	16,286,340
6.125%, 9/15/40	1,500,000	1,757,205
Oxnard Financing Authority Lease Revenue, Refunding, 5.75%, 6/01/36	5,870,000	6,833,443
Palomar Pomerado Health Care District COP,
6.00%, 11/01/30	10,000,000	10,764,300
6.75%, 11/01/39	15,550,000	16,992,418
Paramount USD, GO, County of Los Angeles, Election of 2006, BAM Insured, zero cpn., 8/01/51	25,000,000	2,516,000
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	3,402,000
Perris CFD No. 2001-1 Special Tax, Improvement Area No. 4, May Farms, Series A,
5.10%, 9/01/30	865,000	871,020
5.15%, 9/01/35	1,075,000	1,081,461
Perris CFD No. 2001-2 Special Tax, Villages of Avalon, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,687,695
Perris CFD No. 2004-3 Special Tax, Improvement Area No. 2, Series A, 5.30%, 9/01/35	1,370,000	1,397,400
Perris Joint Powers Authority Local Agency Revenue,
CFD, Refunding, Series E, 4.25%, 9/01/38	4,250,000	4,122,457
May Farms Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33	2,000,000	2,093,180
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,950,000	4,064,194
Perris PFAR Tax Allocation, Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,441,289
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	6,675,000	6,680,140
Pittsburg USD, GO, Capital Appreciation, Election of 2010, Series C, zero cpn.,
8/01/47	9,000,000	1,581,030
8/01/52	15,000,000	1,891,500
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	5,969,150
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/30	3,500,000	4,109,700
Poway USD Special Tax,
CFD No. 14, Improvement Area A, Pre-Refunded, 5.25%, 9/01/36	5,225,000	5,277,250
CFD No. 6, 4S Ranch, 5.125%, 9/01/35	5,955,000	5,955,000
CFD No. 6, Improvement Area B, 5.125%, 9/01/36	4,915,000	4,915,000

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)
Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,
5.25%, 9/01/25	2,235,000	2,242,107
5.375%, 9/01/30	1,650,000	1,655,610
5.375%, 9/01/37	7,130,000	7,375,272
5.50%, 9/01/37	2,635,000	2,645,039
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20% thereafter, 8/01/31	2,750,000	2,416,288
Redwood City Special Tax, One Marina, 7.75%, 9/01/41	2,000,000	2,121,740
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC Insured, zero cpn., 8/01/49	22,000,000	4,582,600
Rio Elementary School District CFD No. 1 Special Tax, 5.50%, 9/01/39	7,750,000	8,450,135
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to 8/01/24, 6.85%
thereafter, 8/01/42	13,000,000	11,134,890
Riverbank USD, GO, Election of 2005, Series B, Assured Guaranty, zero cpn.,
8/01/38	6,690,000	2,242,488
8/01/43	8,750,000	2,246,213
Riverside County CFD Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%, 9/01/30	1,500,000	1,549,365
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,747,292
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	3,098,935
Housing, Series A, 6.00%, 10/01/39	3,000,000	3,363,840
Housing, Series A, 7.125%, 10/01/42	1,750,000	2,142,840
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,443,852
Riverside County Redevelopment Successor Agency Tax Allocation, Refunding, Series A, 4.00%, 10/01/37	6,000,000	6,022,560
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/43	7,500,000	1,696,350
senior lien, Series A, 5.75%, 6/01/44	5,000,000	5,577,450
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured, 5.00%, 6/01/33	4,280,000	4,675,558
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 6.75%, 9/01/29	2,630,000	3,032,916
Romoland School District Special Tax, CFD No. 2004-1, Heritage Lake,
Improvement Area No. 1, 5.45%, 9/01/38	3,205,000	3,205,000
Improvement Area No. 2, 5.375%, 9/01/38	2,995,000	2,995,000
Improvement Area No. 3, Refunding, 5.00%, 9/01/36	1,500,000	1,563,180
Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/35	4,690,000	4,985,798
Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/38	3,000,000	3,159,180
Roseville Special Tax,
CFD No. 1, Fiddyment Ranch, 5.00%, 9/01/19	980,000	996,258
CFD No. 1, Fiddyment Ranch, 5.125%, 9/01/21	980,000	993,985
CFD No. 1, Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,956,621
CFD No. 1, Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	7,820,585
CFD No. 1, Public Facilities, 5.00%, 9/01/29	500,000	502,515
CFD No. 1, Public Facilities, 5.00%, 9/01/34	1,100,000	1,072,346
CFD No. 1, Public Facilities, 5.00%, 9/01/39	1,885,000	1,808,714
CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,650,000	1,567,731
CFD No. 1, Stone Point, 6.375%, 9/01/24	1,440,000	1,447,589
CFD No. 1, Stone Point, 6.375%, 9/01/28	2,060,000	2,068,549
CFD No. 1, Westpark, 5.15%, 9/01/30	5,500,000	5,500,000
CFD No. 1, Westpark, 5.20%, 9/01/36	2,500,000	2,500,000
CFD No. 1, Westpark, Public Facilities, Refunding, 5.00%, 9/01/37	1,250,000	1,335,150
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/32	1,120,000	1,200,080
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/33	1,000,000	1,067,270
Roseville Westpark CFD No. 1 Special Tax, Public Facilities,
5.20%, 9/01/26	1,000,000	1,010,000
5.25%, 9/01/37	1,600,000	1,616,000
Rowland USD, GO, Capital Appreciation, Election of 2006, Series B, zero cpn.,
8/01/34	5,000,000	2,194,550
8/01/39	15,000,000	5,074,650
8/01/42	10,750,000	3,153,082
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment, Refunding, BAM Insured,
5.00%, 10/01/44	2,000,000	2,203,740
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/39	7,000,000	7,530,110
San Bernardino Community College District GO, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	3,314,424
San Bernardino County Special Tax, CFD No. 2006-1,
Improvement Area No. 1, Lytle Creek North, 5.00%, 9/01/40	1,000,000	1,059,720
Improvement Area No. 2, Lytle Creek North, 5.50%, 9/01/44	1,965,000	2,025,168
Improvement Area No. 2, Lytle Creek North, Refunding, 5.00%, 9/01/45	1,000,000	1,054,720

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)
San Buenaventura Revenue, Community Memorial Health System,
8.00%, 12/01/31	10,000,000	12,599,700
7.50%, 12/01/41	5,000,000	6,059,650
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, 5.625%, 9/01/40	2,315,000	2,472,976
Naval Training Center Redevelopment Project, Series A, 5.75%, 9/01/40	3,000,000	3,331,500
San Diego RDA Tax Allocation, Capital Appreciation, Refunding, Series B, zero cpn.,
9/01/15	1,490,000	1,490,000
9/01/16	1,500,000	1,444,380
9/01/19	1,800,000	1,438,470
9/01/20	1,800,000	1,349,352
9/01/21	1,800,000	1,268,190
9/01/22	1,900,000	1,253,924
9/01/23	1,900,000	1,177,867
9/01/24	1,900,000	1,106,617
9/01/25	1,900,000	1,034,531
9/01/26	1,900,000	971,318
9/01/27	1,900,000	911,829
9/01/28	1,900,000	856,121
San Diego USD, GO,
Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32,
5.25% thereafter, 7/01/42	6,940,000	3,512,334
Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32,
5.375% thereafter, 7/01/47	13,500,000	6,747,840
Election of 2008, Capital Appreciation, Series C, zero cpn. to 7/01/30, 6.625% thereafter, 7/01/47	26,025,000	16,191,974
Election of 2008, Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	10,000,000	9,471,900
San Francisco City and County Redevelopment Agency Successor Agency CFD No. 6 Special Tax, Mission Bay South
Public Improvements, Refunding, Series C, zero cpn., 8/01/43	10,000,000	2,073,800
San Francisco City and County Redevelopment Agency Successor Agency Tax Allocation, Mission Bay South
Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,697,425
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue, San Francisco Redevelopment
Projects, Series B, 6.625%, 8/01/41	2,500,000	2,971,450
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment Project, Series C, 6.75%, 8/01/41	1,000,000	1,195,920
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/33	1,000,000	1,195,630
Mission Bay South Redevelopment Project, Series D, 6.625%, 8/01/39	2,265,000	2,560,447
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/41	1,500,000	1,791,780
San Gorgonio Memorial Healthcare District GO, Riverside County, Refunding, 5.00%, 8/01/39	15,000,000	16,243,200
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project, 6.00%, 8/01/37	1,000,000	1,007,450
San Joaquin Delta Community College District GO, Election of 2004, Capital Appreciation, Series B, AGMC Insured, zero
cpn., 8/01/30	3,900,000	1,854,216
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	13,692,058
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	12,877,844
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	24,012,572
junior lien, Refunding, Series B, 5.25%, 1/15/44	35,000,000	36,877,050
junior lien, Refunding, Series B, 5.25%, 1/15/49	75,000,000	78,439,500
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured,
5.00%, 8/01/28	13,245,000	13,628,575
4.25%, 8/01/36	5,000,000	5,038,200
San Mateo Special Tax, CFD No. 2008-1, Bay Meadows,
5.875%, 9/01/32	1,500,000	1,652,820
5.375%, 9/01/38	2,500,000	2,733,425
6.00%, 9/01/42	5,000,000	5,531,000
5.50%, 9/01/44	3,300,000	3,618,384
Santa Barbara Elementary School District GO, Election of 2010, Capital Appreciation, Series A, zero cpn. to 8/01/23, 7.00%
thereafter, 8/01/36	8,000,000	7,485,680
Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29	2,650,000	3,031,944
Santa Margarita Water District Special Tax, CFD No. 2013-1, Village of Sendero, 5.625%,
9/01/36	3,000,000	3,283,500
9/01/43	10,000,000	10,916,600
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%, 2/01/40	7,105,000	7,898,842
Santee Community Development Commission Tax Allocation, Santee Community Redevelopment Project, Series A, 7.00%,
8/01/31	1,800,000	2,103,210
8/01/41	2,820,000	3,295,029

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)
Saugus Castaic School Facilities Financing Authority Special Tax, Community Facilities District No. 2006-1C,
5.875%, 9/01/33	1,375,000	1,468,418
6.00%, 9/01/43	3,485,000	3,870,789
Saugus USD Special Tax,
CFD No. 2005-1, 5.30%, 9/01/36	2,000,000	2,000,000
CFD No. 2006-1, Improvement Area No. 1, 5.375%, 9/01/42	2,000,000	2,059,260
CFD No. 2006-1, Improvement Area No. 2, 5.75%, 9/01/43	2,000,000	2,064,680
CFD No. 2006-2, Improvement Area No. 2, 4.25%, 9/01/44	2,000,000	1,907,000
Senior CFD No. 2006-1, 4.25%, 9/01/39	1,150,000	1,116,294
Senior CFD No. 2006-1, 4.25%, 9/01/44	2,500,000	2,403,250
Selma PFA Lease Revenue, Bank Qualified, Refunding, 7.00%, 2/01/40	3,265,000	3,273,260
Sierra View Local Health Care District Revenue, 5.25%, 7/01/32	3,000,000	3,185,760
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24	1,720,000	1,738,937
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49	15,015,000	2,822,520
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,473,831
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18	50,000	50,220
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	8,493,800
[a,e,f]Stockton PFA Lease Revenue, Capital Improvement Projects, Series A, 7.00%, 9/01/38	7,000,000	17,500
Susanville PFAR, Utility Enterprises Project, Refunding, Sub Series B,
5.50%, 6/01/30	1,185,000	1,255,448
5.875%, 6/01/35	1,660,000	1,768,464
6.00%, 6/01/45	6,180,000	6,586,953
Susanville School District GO, Capital Appreciation, Election of 2008, AGMC Insured, zero cpn., 8/01/49	17,505,000	3,066,701
Temecula RDA Tax Allocation Revenue,
Housing, Redevelopment Project No. 1, Series A, 7.00%, 8/01/39	2,100,000	2,682,582
sub. lien, Escrow, Redevelopment Project No. 1, 5.625%, 12/15/38	1,860,000	1,904,101
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	4,150,500
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	644,744
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,175,263
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Second Sub. Capital Appreciation,
Refunding, Series C, zero cpn., 6/01/46	25,000,000	859,000
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	2,414,033
Truckee-Donner PUD Special Tax, CFD No. 04-1,
5.20%, 9/01/25	3,000,000	3,005,550
5.75%, 9/01/29	2,975,000	2,979,760
5.25%, 9/01/30	5,050,000	5,050,959
5.80%, 9/01/35	4,530,000	4,533,986
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, 6.25%, 8/01/40	3,540,000	3,881,893
Tulare Sewer Revenue, Pre-Refunded, 6.50%, 11/15/45	10,000,000	12,282,500
Turlock PFA Tax Allocation Revenue, 7.50%, 9/01/39	3,750,000	4,654,762
Tustin CFD No. 07-1 Special Tax, Tustin Legacy, 6.00%, 9/01/37	2,100,000	2,222,598
Tustin USD Special Tax, CFD No. 06-1,
5.75%, 9/01/30	1,000,000	1,109,190
6.00%, 9/01/40	3,000,000	3,330,780
Union Elementary School District GO, Santa Clara County, Election of 2014, Series A, 5.00%, 9/01/49	2,375,000	2,665,391
University of California Revenue, Refunding, Series, AO, 5.00%, 5/15/40	5,000,000	5,713,800
Val Verde USD Special Tax Revenue, Refunding, 5.00%,
9/01/29	3,200,000	3,485,024
9/01/37	2,000,000	2,145,260
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,765,000	3,767,824
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	8,301,900
Victor Elementary School District GO, Election of 2008, Refunding, Series B, 5.00%, 8/01/42	5,455,000	6,059,905
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn., 6/01/49	11,940,000	2,222,153
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	2,890,000	3,068,024
West Hollywood Community Development Commission Tax Allocation, East Side Redevelopment Project, Series A,
7.25%, 9/01/31	1,000,000	1,245,880
7.50%, 9/01/42	5,000,000	6,282,250
Woodland Finance Authority Water Revenue, 6.00%,
3/01/36	1,000,000	1,208,890
3/01/41	1,500,000	1,778,115
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.50%, 9/01/32	2,750,000	3,369,135
Yucaipa Special Tax, CFD No. 98-1 Chapman Heights, Refunding,
5.00%, 9/01/26	1,000,000	1,079,360
5.375%, 9/01/30	1,800,000	1,965,690

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)
Yucca Valley RDA Tax Allocation, Yucca Valley Redevelopment Project No. 1,
5.50%, 6/01/28	2,110,000	2,163,193
5.75%, 6/01/38	5,485,000	5,651,141
		1,867,736,003
U.S. Territories 3.9%
Guam 1.1%
Guam Government GO,
Refunding, Series A, 5.00%, 11/15/23	6,745,000	7,019,589
Refunding, Series A, 5.25%, 11/15/37	6,500,000	6,740,565
Series A, 7.00%, 11/15/39	5,000,000	5,876,850
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%, 7/01/40	4,000,000	4,435,240
		24,072,244
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	1,325,000	1,334,129
Puerto Rico 2.7%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	10,000,000	6,425,000
[f]Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	5,850,000
Refunding, Series A, 5.00%, 7/01/42	6,000,000	3,510,000
Series A, 7.00%, 7/01/33	25,000,000	14,625,000
Series A, 6.75%, 7/01/36	11,735,000	6,864,975
Series A, 7.00%, 7/01/43	5,000,000	2,925,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,500,000	5,204,045
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series U, 5.25%, 7/01/42	20,000,000	11,100,000
		56,504,020
Total U.S. Territories		81,910,393
Total Municipal Bonds (Cost $1,806,379,051)		1,949,646,396
Short Term Investments 3.3%
Municipal Bonds 3.3%
California 3.3%
[g]California State GO,
Kindergarten, Refunding, Series A3, Daily VRDN and Put, 0.01%, 5/01/34	11,900,000	11,900,000
Series A-1, Daily VRDN and Put, 0.01%, 5/01/33	28,600,000	28,600,000
[g]Los Angeles Department of Water and Power Revenue, Water System, Series B, Sub Series B-2, Daily VRDN and Put,
0.01%, 7/01/35	29,200,000	29,200,000
Total Short Term Investments (Cost $69,700,000)		69,700,000
Total Investments (Cost $1,880,214,260) 95.7%		2,023,484,103

Other Assets, less Liabilities 4.3%		90,552,185
Net Assets 100.0%		$2,114,036,288

† Rounds to less than 0.1% of net assets.
a Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2015, the aggregate value of these securities was $14,812,456, representing 0.70% of net assets.
b Non-income producing.
c Income may be received in additional securities and/or cash.
d Security purchased on a when-issued basis.
e Defaulted security or security for which income has been deemed uncollectible.
f At August 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
g Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

1915 Act	-	Improvement Bond Act of 1915
ABAG	-	The Association of Bay Area Governments
AD	-	Assessment District
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
CDA	-	Community Development Authority/Agency
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRDA	-	Community Redevelopment Authority/Agency
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GO	-	General Obligation
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue
PIK	-	Payment-In-Kind
PUD	-	Public Utility District
RDA	-	Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2015 (unaudited)

Franklin Tennessee Municipal Bond Fund	Principal Amount	Value
Municipal Bonds 98.7%
Tennessee 94.0%
Anderson County Water Authority Water and Sewer Revenue, 5.00%, 6/01/36	$1,000,000	$1,118,280
Blount County PBA Revenue, Local Government Public Improvement,
Refunding, Series B-15-A, Assured Guaranty, 5.00%, 6/01/28	425,000	467,980
Refunding, Series B-15-A, Assured Guaranty, 5.00%, 6/01/32	1,590,000	1,764,932
Series B-15-A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/28	675,000	748,292
Series B-15-A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/32	975,000	1,080,866
Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	564,715
Chattanooga System Electric Revenue,
Refunding, Series C, 5.00%, 9/01/40	2,750,000	3,168,027
Series A, Pre-Refunded, 5.00%, 9/01/33	7,500,000	8,274,450
Chattanooga-Hamilton County Hospital Authority Hospital Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	775,000	885,197
Refunding, AGMC Insured, 5.00%, 10/01/22	2,475,000	2,787,097
Clarksville Electric System Revenue,
Refunding, 5.00%, 9/01/31	1,000,000	1,172,120
Series A, 5.00%, 9/01/34	2,000,000	2,289,980
Series A, 5.00%, 9/01/35	3,185,000	3,640,264
XLCA Insured, Pre-Refunded, 5.00%, 9/01/23	2,325,000	2,525,578
XLCA Insured, Pre-Refunded, 5.00%, 9/01/32	4,000,000	4,345,080
Clarksville Water Sewer and Gas Revenue, Refunding, 5.00%, 2/01/38	3,000,000	3,355,800
Columbia Waterworks System Revenue, 5.00%, 12/01/32	3,000,000	3,373,740
Franklin County Health and Educational Facilities Board Revenue, The University of the South Project, AMBAC Insured, Pre-
Refunded, 5.00%, 9/01/24	2,000,000	2,000,000
Gallatin Water and Sewer Revenue,
Assured Guaranty, Pre-Refunded, 5.00%, 1/01/33	2,215,000	2,428,570
Refunding and Improvement, 5.00%, 1/01/32	1,500,000	1,749,090
Greene County GO, Rural School, Refunding, Series B, NATL Insured, 5.00%, 6/01/24	1,000,000	1,032,780
Hallsdale-Powell Utility District of Knox County Waterworks and Sewer Revenue, Improvement, NATL Insured, 5.00%,
4/01/31	1,000,000	1,056,780
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue, Utilities,
5.00%, 9/01/44	4,400,000	4,923,512
Improvement, NATL Insured, 5.00%, 9/01/35	3,700,000	3,949,750
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, 5.00%, 6/01/42	1,250,000	1,354,163
Jackson Hospital Revenue, Jackson-Madison County General Hospital,
Improvement, Pre-Refunded, 5.50%, 4/01/33	2,125,000	2,361,406
Refunding, 5.00%, 4/01/36	7,000,000	7,716,170
Refunding and Improvement, 5.50%, 4/01/33	875,000	952,709
Johnson City Electric System Revenue, Improvement, AGMC Insured, 5.00%, 5/01/29	1,000,000	1,099,770
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital,
Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	215,000	215,538
Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29	1,030,000	1,160,532
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	3,021,835
Knox County First Utility District Water and Sewer Revenue,
5.00%, 12/01/32	1,000,000	1,156,790
NATL Insured, Pre-Refunded, 5.00%, 12/01/24	1,790,000	1,892,334
NATL Insured, Pre-Refunded, 5.00%, 12/01/25	1,000,000	1,057,170
Refunding and Improvement, 5.00%, 12/01/26	1,390,000	1,604,171
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Capital Appreciation,
Refunding and Improvement, Series A, zero cpn., 1/01/36	2,000,000	727,120
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/27	2,500,000	2,629,525
4/01/36	5,000,000	5,174,350
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
5.25%, 1/01/36	1,500,000	1,675,155
Refunding and Improvement, 5.00%, 1/01/33	1,470,000	1,708,904
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,117,680
Knoxville Wastewater System Revenue, Improvement, Refunding, Series A, 4.00%, 4/01/42	5,000,000	5,061,900
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,440,000	2,720,502
Loudon Water and Sewer Revenue, Exempt Facility, Series A,
4.00%, 3/01/28	1,000,000	1,016,600

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)
5.00%, 3/01/32	1,300,000	1,419,509
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,665,000	3,023,789
Maryville Water and Sewer Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38	5,500,000	5,995,385
Maury County GO, Public Improvement, Refunding, 4.00%, 4/01/34	1,775,000	1,870,318
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,150,790
Memphis GO, General Improvement,
Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27	1,975,000	2,241,507
Refunding, 5.00%, 5/01/36	4,135,000	4,614,908
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,864,800
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,427,020
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,415,700
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,734,418
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B, 5.375%, 11/01/29	5,000,000	5,713,400
Metropolitan Government of Nashville and Davidson County Electric System Revenue, Series A,
5.00%, 5/15/36	3,500,000	3,873,765
5.00%, 5/15/39	4,000,000	4,559,120
Pre-Refunded, 5.00%, 5/15/33	3,000,000	3,335,010
Metropolitan Government of Nashville and Davidson County GO,
Improvement, Refunding, Series A, 5.00%, 1/01/33	5,000,000	5,706,200
Series B, Pre-Refunded, 5.00%, 8/01/25	5,000,000	5,213,150
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt
University,
Refunding, Series B, 5.00%, 10/01/39	9,000,000	10,048,410
Series A, 5.50%, 10/01/29	3,500,000	4,080,440
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue, Public Improvement, Ballpark
Project, Series A, 5.00%,
8/01/38	3,000,000	3,345,840
8/01/43	2,075,000	2,298,975
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,401,275
Rutherford County Consolidated Utility District Waterworks Revenue, AGMC Insured, Pre-Refunded, 5.00%, 2/01/36	3,060,000	3,120,710
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit Group, Series C,
5.00%, 11/15/40	10,000,000	11,028,300
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19	3,015,000	3,398,900
Educational Facilities, Rhodes College, 5.00%, 8/01/40	750,000	850,230
Educational Facilities, Rhodes College, 5.50%, 8/01/40	5,000,000	5,718,900
Educational Facilities, Rhodes College, 5.00%, 8/01/45	1,700,000	1,918,025
Methodist Healthcare, Series B, AGMC Insured, 5.25%, 9/01/27	5,000,000	5,434,250
St. Jude Children's Research Hospital, Refunding, 5.00%, 7/01/36	5,000,000	5,129,900
South Blount County Utility District Waterworks Revenue, Refunding and Improvement, AGMC Insured,
5.00%, 12/01/33	1,000,000	1,128,860
5.25%, 12/01/39	3,310,000	3,742,683
Tennessee HDA Residential Financing Program Revenue, Issue 1C, 4.00%, 7/01/43	2,655,000	2,632,831
Tennessee HDA Revenue, Homeownership Program,
Series 1, 5.00%, 7/01/29	1,055,000	1,093,602
Series 2C, 3.80%, 7/01/43	1,825,000	1,800,217
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,
Refunding, Series B, 5.00%, 11/01/40	10,000,000	11,513,000
Refunding, Series B, 5.00%, 11/01/45	5,000,000	5,747,150
Series A, Pre-Refunded, 5.00%, 5/01/34	3,555,000	3,667,196
Series A, Pre-Refunded, 5.00%, 5/01/39	3,000,000	3,414,030
Series B, Pre-Refunded, 5.50%, 5/01/38	4,000,000	4,492,840
West Wilson Utility District of Wilson County Water Revenue,
5.00%, 6/01/33	3,000,000	3,386,910
Refunding & Improvement, 5.00%, 6/01/40	1,545,000	1,755,367
		272,434,834
U.S. Territories 4.7%
Guam 1.7%
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed Bonds, Refunding,
5.25%, 6/01/32	1,480,000	1,438,146
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%, 12/01/29	3,205,000	3,604,439

5,042,585

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2015 (unaudited) (continued)
Puerto Rico 3.0%
[a]Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	2,925,000
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	2,000,000	1,185,000
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 6.50%, 8/01/44	7,500,000	3,056,250
Series C, 5.50%, 8/01/40	4,000,000	1,550,000
		8,716,250
Total U.S. Territories		13,758,835
Total Municipal Bonds (Cost $276,987,815) 98.7%		286,193,669
Other Assets, less Liabilities 1.3%		3,643,100
Net Assets 100.0%		$289,836,769

a At August 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
IDB	-	Industrial Development Bond/Board
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
XLCA	-	XL Capital Assurance

Franklin Municipal Securities Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At August 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California
	High Yield	Franklin Tennessee
	Municipal Fund	Municipal Bond Fund

Cost of investments	$1,878,652,258	$276,820,868

Unrealized appreciation	$198,429,841	$18,842,379
Unrealized depreciation	(53,597,996)	(9,469,578)
Net unrealized appreciation (depreciation)	$144,831,845	$9,372,801

4. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2015, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1		Level 2	Level 3	Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities
Common Stocks and Other Equity Interests	$	- $	-	$611,323	$611,323
Corporate Bonds		-	3,526,384	-	3,526,384
Municipal Bonds		-	1,948,769,896	876,500	1,949,646,396
Short Term Investments		-	69,700,000	-	69,700,000
Total Investments in Securities	$	- $	2,021,996,280	$1,487,823	$2,023,484,103

Franklin Tennessee Municipal Bond Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	286,193,669	$-	$286,193,669

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. SUBSEQUENT EVENTS

The Funds has evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 26, 2015